Risk management - Brazil - Expected losses based on prospective information (Details) - Brazil - scenario	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Credit risk
Number of prospective macroeconomic scenarios	3
Evolution projection period (in years)	5 years
Banco Santander (Brasil) S.A.
Credit risk
Minimum period of irregular positions to consider significant increase in risk	30 days
Banco Santander (Brasil) S.A. | Real State, Consigned and Financial portfolio
Credit risk
Minimum period of irregular positions to consider significant increase in risk	60 days
South America | Banco Santander (Brasil) S.A. | Consumer loans
Credit risk
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	0.40%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(0.10%)
Change in provision assuming 100bp decrease in burden income rate (as a percent)	(0.30%)
Change in provision assuming 100bp increase in burden income rate (as a percent)	0.70%
Change in provision assuming 100bp decrease in interest rate (as a percent)	(0.10%)
Change in provision assuming 100bp increase in interest rate (as a percent)	0.60%
South America | Banco Santander (Brasil) S.A. | Corporate
Credit risk
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	1.30%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(0.60%)
Change in provision assuming 100bp decrease in burden income rate (as a percent)	(0.50%)
Change in provision assuming 100bp increase in burden income rate (as a percent)	2.00%
Change in provision assuming 100bp decrease in interest rate (as a percent)	(0.50%)
Change in provision assuming 100bp increase in interest rate (as a percent)	2.90%
South America | Banco Santander (Brasil) S.A. | Rest
Credit risk
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	1.90%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(0.90%)
Change in provision assuming 100bp decrease in burden income rate (as a percent)	(1.30%)
Change in provision assuming 100bp increase in burden income rate (as a percent)	2.90%
Change in provision assuming 100bp decrease in interest rate (as a percent)	(0.80%)
Change in provision assuming 100bp increase in interest rate (as a percent)	3.60%
South America | Banco Santander (Brasil) S.A. | Pessimistic scenario
Credit risk
Interest rate (as a percent)	13.30%
Unemployment rate (as a percent)	13.30%
Housing price change (as a percent)	2.60%
GDP growth (as a percent)	(1.00%)
Burden income (as a percent)	38.90%
Percentage of weightings associated with the macroeconomic scenarios	10.00%	10.00%	10.00%
South America | Banco Santander (Brasil) S.A. | Base scenario
Credit risk
Interest rate (as a percent)	6.70%
Unemployment rate (as a percent)	12.10%
Housing price change (as a percent)	8.70%
GDP growth (as a percent)	2.10%
Burden income (as a percent)	34.90%
Percentage of weightings associated with the macroeconomic scenarios	80.00%	80.00%	80.00%
South America | Banco Santander (Brasil) S.A. | Optimistic scenario
Credit risk
Interest rate (as a percent)	4.80%
Unemployment rate (as a percent)	8.80%
Housing price change (as a percent)	13.20%
GDP growth (as a percent)	4.50%
Burden income (as a percent)	29.20%
Percentage of weightings associated with the macroeconomic scenarios	10.00%	10.00%	10.00%